Subsequent Events: (Details Textual) - USD ($)				1 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2017	Oct. 31, 2016	Oct. 13, 2016	Nov. 30, 2016	Nov. 21, 2016	Nov. 17, 2016	Jan. 25, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 18, 2016	Feb. 24, 2016	Dec. 31, 2013
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued									18,524,163	1,419,410
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 33.92	$ 26.24
Class of Warrant or Right, Outstanding									4,213,382	50,368
Convertible Preferred Stock, Shares Issued upon Conversion									767,847
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								43,750	38,907	73,437
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								302,579	268,218	242,786			195,311
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted							256,927.4
Conversion of Stock, Shares Issued							802,898
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.32					$ 0.32
Warrants Issued to Purchase Of Common stock												82
Class of Warrant or Right, Outstanding							811,779
Proceeds from Issuance of Private Placement						$ 8,000,000
Stock Conversion Conversion Price Per Share						$ 18.56
Proceeds from Issuance Initial Public Offering						$ 8,000,000
Placement Agent Fees Payment Basis Description		(i) a cash fee at each closing under the Purchase Agreement equal to ten percent (10%) of each closings gross proceeds and (ii) warrants to purchase shares of Common Stock at each closing under the Purchase Agreement equal to ten percent (10%) of the number of shares of Common Stock sold in each closing, with an exercise price of $6.40 per share and a five-year term (the Broker Warrants).
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					372,813
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							372,822
Stockholders' Equity, Reverse Stock Split	1-for-32
Stockholders' Equity Note, Changes in Capital Structure, Retroactive Impact	the Company's pre-reverse split 400,000,000 authorized shares of common stock was proportionately reduced to 12,500,000 authorized shares of common stock as a result of the split.
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.32
Class of Warrant or Right, Outstanding			41,416
Proceeds from Issuance of Warrants			$ 10,000,000
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.32
Class of Warrant or Right, Outstanding			70,119
Proceeds from Issuance of Warrants			$ 8,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding							773,197
Stock Issued During Period, Shares, New Issues							773,197
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						825,812
November 2016 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				3,828,754
Shares Issued, Price Per Share				$ 6.40
Proceeds from Issuance of Private Placement				$ 24,500,000
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series F Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 12.80
Warrants Expiration Period				5 years
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.32
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series E Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											0.32
November 2016 Private Placement [Member] | Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 32.00
2013 Equity Incentive Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					685,322
Mr. Singer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					15,535
Mr. Bernstein [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					15,535
Mr. Gorelick [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					31,069
Mr. Silverman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					124,274
Dr. Wilke [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					54,370
Dr. Alkon [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					124,274
Robert Weinstein [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					7,768